UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number:  1
     This Amendment (Check only one.):          [ ] is a restatement
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Nuance Investments, LLC
Address:     One Ward Parkway
	     Suite 126
             Kansas City, MO 64112

Form 13F File Number:  28-13550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Cheryl Vohland
Title:   Chief Compliance Officer
Phone:   913-647-9700

Signature, Place, and Date of Signing:

/s/Cheryl Vohland               Leawood, KS               February 02, 2012


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     58

Form 13F Information Table Value Total:     $147,294

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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


Form 13F Information Table


                                                                                             Voting Authority
                                                                                             --------------------------
                                                     Value   Shares/    Sh/   Put/    InvstmtOther
Name of Issuer            Title of clasCUSIP         (x$1000)Prn Amt    Prn   Call    DscretnManagers Sole    SharedNone
-------------------       ---------    -----------   -------------------------------- --------------------------------------

Air Prods & Chems Inc     COM          009158106           28       3290SH            Sole                3290
Amphenol Corp Cl A        COM          032095101           38       8430SH            Sole                8430
Apache Corp               COM          037411105        2,294      25330SH            Sole               25330
Applied Materials Inc     COM          038222105        3,738     348980SH            Sole              348980
Bard C R Inc              COM          067383109           26       3070SH            Sole                3070
Becton Dickinson & Co     COM          075887109        3,395      45430SH            Sole               45430
Bemis Inc                 COM          081437105           57      19110SH            Sole               19110
Campbell Soup Co          COM          134429109           25       7510SH            Sole                7510
Chubb Corp                COM          171232101        4,257      61497SH            Sole               61497
Clorox Co                 COM          189054109        2,145      32230SH            Sole               32230
Disney Walt Co Disney     COM          254687106           28       7710SH            Sole                7710
Dover Corp                COM          260003108           28       4900SH            Sole                4900
Franklin Resources Inc    COM          354613101           35       3730SH            Sole                3730
Great Plains Energy Inc   COM          391164100        2,834     130102SH            Sole              130102
HCC Insurance Holdings IncCOM          404132102        1,119      40690SH            Sole               40690
Hasbro Inc                COM          418056107        4,299     134810SH            Sole              134810
Heinz H J Co              COM          423074103           25       4683SH            Sole                4683
Illinois Tool Works Inc   COM          452308109        2,274      48680SH            Sole               48680
Imperial Oil Ltd          COM          453038408        6,286     141330SH            Sole              141330
Interline Brands Inc      COM          458743101           40      25810SH            Sole               25810
International Flavors & FrCOM          459506101           26       5040SH            Sole                5040
Johnson & Johnson         COM          478160104        5,274   80416.44SH            Sole            80416.44
Kaydon Corp               COM          486587108        5,852     191863SH            Sole              191863
Kellogg Co                COM          487836108        7,514     148580SH            Sole              148580
Kimberly Clark Corp       COM          494368103        1,451      19726SH            Sole               19726
Lowes Cos Inc             COM          548661107        5,067     199646SH            Sole              199646
Martin Marietta Materials COM          573284106           26       3510SH            Sole                3510
Molex Inc                 COM          608554101           38      16282SH            Sole               16282
Murphy Oil Corp           COM          626717102           25       4560SH            Sole                4560
Newell Rubbermaid Inc     COM          651229106        3,548     219690SH            Sole              219690
Northern Trust Corp       COM          665859104        9,429     237758SH            Sole              237758
Northrop Grumman Corp     COM          666807102           55       9470SH            Sole                9470
Patterson Companies Inc   COM          703395103        5,919     200519SH            Sole              200519
Procter & Gamble Co       COM          742718109        4,284      64225SH            Sole               64225
Republic Services Inc     COM          760759100        5,244     190358SH            Sole              190358
Rockwell Collins Inc      COM          774341101           40       7343SH            Sole                7343
Schwab Charles Corp       COM          808513105        7,052     626290SH            Sole              626290
Southwest Airlines Co     COM          844741108           31      37140SH            Sole               37140
Steris Corp               COM          859152100        6,921     232090SH            Sole              232090
Stryker Corp              COM          863667101        6,679     134360SH            Sole              134360
Synopsys Inc              COM          871607107           26       9670SH            Sole                9670
Sysco Corp                COM          871829107        8,118     276768SH            Sole              276768
Texas Instruments Inc     COM          882508104        3,651     125421SH            Sole              125421
Ultra Petroleum Corp      COM          903914109           27       9160SH            Sole                9160
Whirlpool Corp            COM          963320106           37       7920SH            Sole                7920
Xilinx Inc                COM          983919101           39      12150SH            Sole               12150
Cabot Microelectronics CorCOM          12709p103           46       9750SH            Sole                9750
Capitol Federal Financial COM          14057j101        6,305     546343SH            Sole              546343
Compass Minerals Intl Inc COM          20451n101           25       3640SH            Sole                3640
Landauer Inc              COM          51476k103           89      17286SH            Sole               17286
Life Technologies Corp    COM          53217v109           40      10340SH            Sole               10340
MetLife Inc               COM          59156r108           28       8990SH            Sole                8990
PG&E Corp                 COM          69331c108        1,615      39190SH            Sole               39190
Price T Rowe Group Inc    COM          74144t108           27       4770SH            Sole                4770
3M Co                     COM          88579y101        7,124      87163SH            Sole               87163
Townebank Portsmouth VA   COM          89214p109           49      40380SH            Sole               40380
US Ecology Inc            COM          91732j102        3,229     171930SH            Sole              171930
Accenture PLC Ireland ClasCOM          g1151c101           24       4520SH            Sole                4520